Common Stock (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Consulting fees forgiven by Principal stockholder			$ 12,000
Consulting fees forgiven by an officer		57,000
Common stock share issued	167,537,834	104,537,834	100,217,516
Value of common stock share issued	16,753	10,453	9,992
Grant date fair values of the Companys option awards		47,822	13,283
Provisions for issuance and granting of options		3,000,000
Price of option		$ 0.50
Number of option grant forfeited		3,000,000
Number of option forfeited		360,000
Director And Officers [Member]
Common stock share issued		235,318	297,516
Value of common stock share issued		$ 88,000	$ 74,000
Warrant [Member]
Number option issued	13,500,000	515,000	1,690,000
Term of warrant			2 years
Weighted average remaining contractual life		6 months
Number of option expired	(1,660,000)
Warrant [Member] | MinimumMember
Number of option expired	1,660,000
WarrantOneMember
Weighted average remaining contractual life		2 years 2 months 23 days
WarrantTwoMember
Weighted average remaining contractual life		4 years 7 months 28 days